Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 100
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Basis of Accounting
The accompanying financial statements of the Plan are prepared under the accrual method of accounting.
Use of Estimates
The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of net assets available for benefits and changes therein. Actual results could differ from those estimates.
Investment Valuation and Income Recognition
The Plan’s investments are stated at fair value, with the exception of fully benefit-responsive investment contracts. See Note 3 — Fair Value Measurements for additional information.
The Plan previously held the MassMutual GIA as its stable value investment option. Fully benefit-responsive investment contracts, such as those held in the MassMutual GIA, are reported at contract value pursuant to Accounting Standards Update (“ASU”) No. 2015-12. Contract value (generally equal to historical cost plus accrued interest) is the relevant measure for fully benefit-responsive investment contracts because it represents the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan. As required by the accounting standards update, all Plan investments in such contracts are presented at contract value in the Statements of Net Assets Available for Benefits. The MassMutual GIA was replaced with the Putnam Stable Value Fund (a common collective trust fund) as an investment option for participants in 2021, and the Putnam Stable Value Fund was replaced with the Flexpath Stable Value Fund (a common collective trust fund) in 2022. An immaterial amount of forfeitures were still held in the MassMutual GIA as of December 31, 2025 and 2024.
Certain events limit the ability of the Plan to transact at contract value with the issuer. Such events include the following: (i) amendments to the plan documents (including complete or partial plan termination); (ii) breach of contract; or (iii) the failure of the trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA. The Plan Administrator does not believe the occurrence of any such event is probable.
Purchases and sales of securities are recorded on a trade-date basis. Interest income and dividends are recorded on an accrual basis. Net appreciation (depreciation) includes the Plan's gains and losses on investments bought and sold as well as held during the year. See Note 3 — Fair Value Measurements for additional information.
Contributions
Contributions from Plan participants and the matching contributions from the Company are recorded in the year in which participant compensation is earned.
Notes Receivable from Participants
Participant loans are recorded as “Notes receivable from participants” and measured at their unpaid principal balance plus any accrued but unpaid interest in the Statements of Net Assets Available for Benefits as of December 31, 2025 and 2024.
Risks and Uncertainties
The Plan invests in various investment securities. Investment securities are exposed to various risks such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the Statements of Net Assets Available for Benefits.
Payment of Benefits
Benefits are recorded when paid.
Operating Expenses
Certain expenses of maintaining the Plan are paid by the Sponsor. Fees charged by the individual funds and participant specific expenses are deducted from the participant’s balance and included within “Net appreciation in fair value of investments” in the Statement of Changes in Net Assets Available for Benefits.
Subsequent Events
The Plan has evaluated events and transactions that occurred after the balance sheet date but before the financial statements were issued. Except as noted below, no events occurred that warranted disclosure.
Effective January 30, 2026, the Plan sponsor completed a merger with PotlatchDeltic Corporation. As of the date these financial statements were issued, no determination has been made regarding the potential combination of the Plan with any defined contribution plan sponsored or maintained by PotlatchDeltic Corporation. Management is evaluating any anticipated plan merger, and estimated impacts cannot be reasonably estimated at this time.